Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Summary of future minimum lease payments under noncancelable operating leases
A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of December 31, 2021, is as follows (in thousands):

FOR THE YEARS ENDED DECEMBER 31,
2022	$7,841
2023	7,257
2024	2,549
2025	1,450
2026	1,242
Thereafter	5,359
Total	$25,698

Summary of future minimum payments under these capital lease arrangements
Future minimum lease payments under the capital lease agreements as of December 31, 2021, together with the present value of the minimum lease payments are as follows (in thousands):

FOR THE YEARS ENDED DECEMBER 31,
2022	$779
2023	330
Thereafter	—

Total minimum lease payments	$1,109
Less: amount representing interest	(117)

Present value of obligations under capital leases	$992
Current portion of capital lease obligations	$672
Capital lease obligations, long-term	$320

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Commitments And Contingencies [Line Items]
Summary of future minimum lease payments under noncancelable operating leases
A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of June 30, 2022, is as follows (in thousands):

AS OF JUNE 30, 2022
Remainder of 2022	$4,554
2023	9,573
2024	8,285
2025	7,296
2026	7,018
Thereafter	43,975

Total	$80,701